Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses By Nature
Expenses by nature

Note	10 | Expenses by nature

The breakdown of expenses by nature is as follows:

Expenses by nature at 12.31.25
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	201,918	21,571	57,926	281,415
Pension plans	4,809	514	1,380	6,703
Communications expenses	10,305	11,074	438	21,817
Allowance for the impairment of trade and other receivables	-	23,196	-	23,196
Supplies consumption	32,229	-	3,664	35,893
Leases and insurance	3,726	62	11,968	15,756
Security service	32,184	1,134	2,700	36,018
Fees and remuneration for services	116,371	72,454	139,447	328,272
Public relations and marketing	-	5,936	-	5,936
Advertising and sponsorship	-	3,058	-	3,058
Reimbursements to personnel	-	-	12	12
Depreciation of property, plant and equipment	159,896	23,827	19,550	203,273
Depreciation of right-of-use asset	753	1,505	5,191	7,449
Directors and Supervisory Committee members’ fees	-	-	871	871
ENRE penalties	10,456	25,691	-	36,147
Taxes and charges	-	59,393	54,530	113,923
Other	38	7	789	834
At 12.31.25	572,685	249,422	298,466	1,120,573

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2025 for $ 39,461.

Expenses by nature at 12.31.24
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	210,478	26,647	62,709	299,834
Pension plans	12,605	1,596	3,755	17,956
Communications expenses	9,928	7,985	125	18,038
Allowance for the impairment of trade and other receivables	-	12,462	-	12,462
Supplies consumption	45,753	-	3,750	49,503
Leases and insurance	2,539	44	7,282	9,865
Security service	21,260	1,005	1,204	23,469
Fees and remuneration for services	137,038	59,121	92,580	288,739
Public relations and marketing	-	12,031	-	12,031
Advertising and sponsorship	-	6,198	-	6,198
Reimbursements to personnel	-	-	9	9
Depreciation of property, plant and equipment	159,933	23,834	19,555	203,322
Depreciation of right-of-use asset	1,397	2,794	9,780	13,971
Directors and Supervisory Committee members’ fees	-	-	746	746
ENRE penalties	33,272	72,850	-	106,122
Taxes and charges	-	41,379	24,968	66,347
Other	41	5	747	793
At 12.31.24	634,244	267,951	227,210	1,129,405

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2024 for $ 43,890.

Expenses by nature at 12.31.23
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	218,325	30,144	68,821	317,290
Pension plans	4,784	660	1,509	6,953
Communications expenses	6,789	6,946	28	13,763
Allowance for the impairment of trade and other receivables	-	19,082	-	19,082
Supplies consumption	29,551	-	2,134	31,685
Leases and insurance	1,886	38	5,332	7,256
Security service	8,335	610	4,575	13,520
Fees and remuneration for services	140,385	54,093	84,905	279,383
Public relations and marketing	-	19,038	-	19,038
Advertising and sponsorship	-	9,807	-	9,807
Reimbursements to personnel	-	-	12	12
Depreciation of property, plant and equipment	186,473	27,788	22,800	237,061
Depreciation of right-of-use asset	810	1,621	5,674	8,105
Directors and Supervisory Committee members’ fees	-	-	462	462
ENRE penalties	16,896	36,522	-	53,418
Taxes and charges	-	30,736	20,035	50,771
Other	28	5	522	555
At 12.31.23	614,262	237,090	216,809	1,068,161

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2023 for $ 48,077.